Income Tax Expense (Credit)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Tax Expense (Credit)
8.	INCOME TAX EXPENSE (CREDIT)

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	2,825	6,610	7,669	1,179
- under provision in respect of prior year	—	1,618	—	—

	2,825	8,228	7,669	1,179

Deferred tax (Note 17):
- current year	(4,395)	(7,876)	1,102	169
- attributable to change in tax rate	—	—	(1,382)	(212)

	(4,395)	(7,876)	(280)	(43)

	(1,570)	352	7,389	1,136

The Company is tax exempted in the British Virgin Islands where it was incorporated. No provision for Hong Kong Profits Tax has been made in the consolidated financial statements as the Group has no assessable profit arising from Hong Kong for the years presented. All the subsidiaries established in the PRC are subject to PRC EIT at the rate of 25%, other than as follows:

(a)	Zhengxing Wheel was regarded as a “High-new technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2008. It was entitled to enjoy a preferential tax rate of 15%, provided that the qualifying conditions as a High-new technology enterprise were met. It subsequently received approval notices to renew its “High-new technology enterprise” status for three years each in 2011, 2014 and 2017, and was entitled to enjoy a preferential tax rate of 15% for the years through year 2019, provided that the qualifying conditions as a High-new technology enterprise were met.

(b)	Zhengxing Langfang was regarded as a “High-new technology enterprise” pursuant to a certificate jointly issued by the relevant Hebei Government authorities. The certificate was valid for three years commencing from year 2009.

In 2013, Zhengxing Langfang received a certificate by the relevant Henan Government authorities to renew its “High-new technology enterprise” status for three years commencing from year 2012, and was entitled to enjoy a preferential tax rate of 15% for the years from 2012 to 2014 provided that the qualifying conditions as a High-new technology enterprise were met. The preferential tax rate expired in 2015 and Zhengxing Langfang is subject to PRC EIT at the rate of 25% thereafter.

(c)	Zhengxing Hefei applied for High-new technology enterprise status for the first time prior to December 31, 2010 and subsequently received a certificate jointly issued by the relevant Anhui Government authorities on March 29, 2011. The certificate was valid for three years commencing from year 2010. According to the relevant PRC regulations, Zhengxing Hefei was entitled to enjoy a preferential tax rate of 15% for the years from 2010 to 2012 provided that the qualifying conditions as a High-new technology enterprise were met.

In 2013, Zhengxing Hefei received a certificate to renew its “High-new technology enterprise” status for three years commencing from year 2013, and was entitled to enjoy a preferential tax rate of 15% for the years from 2013 to 2015 provided that the qualifying conditions as a High-new technology enterprise were met. The preferential tax rate expired in 2016 and Zhengxing Hefei is subject to PRC EIT at the rate of 25% thereafter.

(d)	Zhengxing Chengdu was established in the western region of the PRC and derived more than 70% of its total income from the business of state-encouraged industry as defined under the “Catalogue of Industries Products and Technologies Encouraged by the State of Development” (the “Catalogue”). According to Caishui [2001] No. 202 issued by the Ministry of Finance and the State Administration of Taxation and the General Administration of Customs, it was entitled to enjoy a preferential tax rate of 15% from its date of establishment to December 31, 2010. Such preferential tax treatment is further extended for a period of ten years from 2011 to 2020 on the condition that the enterprise must be engaged in state encouraged industries as defined under the Catalogue pursuant to Caishui [2011] No. 58 issued during 2011. Zhengxing Chengdu should continue to enjoy the preferential tax rate of 15% in 2015, 2016 and 2017 provided that it was engaged in the state encouraged industry under the Catalogue.

(e)	In 2017, Hua’an Zhengxing Zhengxing Wheel was regarded as a “High-new technology enterprise” pursuant to a certificate jointly issued by the relevant Fujian Government authorities. The certificate was valid for three years commencing from year 2017. It was entitled to enjoy a preferential tax rate of 15%, provided that the qualifying conditions as a High-new technology enterprise were met.

The tax charge (credit) for the years stated below can be reconciled to the profit (loss) before taxation per the consolidated statements of comprehensive income as follows:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

(Loss) profit before taxation	(30,137)	(25,572)	16,441	2,527

Tax at the domestic income tax rate of 25%	(7,534)	(6,393)	4,110	632
Tax effect of expenses not deductible for tax purpose	3,045	2,253	2,069	318
Recognition of tax losses previously not recognized	(2,230)	—	(1,885)	(290)
Effect of tax exemption and reliefs granted to PRC subsidiaries	4,750	2,874	4,477	688
Under (over) provision in respect of prior years	399	1,618	—	—
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	—	—	(1,382)	(212)

Tax charge (credit) for the year	(1,570)	352	7,389	1,136